UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     October 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $378,982 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ETFS PALLADIUM TR              SH BEN INT       26923a106     1119    14818 SH       SOLE                        0        0    14818
ISHARES TR                     BARCLY USAGG B   464287226      352     3299 SH       SOLE                        0        0     3299
ISHARES TR                     BARCLYS 7-10 YR  464287440     1135    11838 SH       SOLE                     9070        0     2768
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365    18521   498807 SH       SOLE                   255396        0   243411
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104    96389  1689546 SH       SOLE                   754864        0   934682
SPDR GOLD TRUST                GOLD SHS         78463v107     2996    20520 SH       SOLE                        0        0    20520
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      402     6811 SH       SOLE                        0        0     6811
SPDR SERIES TRUST              S&P DIVID ETF    78464a763      593    10967 SH       SOLE                        0        0    10967
UBS AG JERSEY BRH              LNG SHT VIX      902641596     2441    96552 SH       SOLE                    74551        0    22001
UBS AG JERSEY BRH              CMCI ETN 38      902641778     3387   142022 SH       SOLE                        0        0   142022
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106     3206    50318 SH       SOLE                        0        0    50318
VANGUARD INDEX FDS             TOTAL STK MKT    922908769   131520  1922811 SH       SOLE                   836095        0  1086716
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      513    10302 SH       SOLE                        0        0    10302
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1725    35472 SH       SOLE                        0        0    35472
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874    37865   707359 SH       SOLE                   321638        0   385721
WISDOMTREE TRUST               FUTRE STRAT FD   97717w125     2223    43883 SH       SOLE                    33585        0    10298
WISDOMTREE TRUST               DRYFS CURR ETF   97717w133     2385   102401 SH       SOLE                        0        0   102401
WISDOMTREE TRUST               EMERG MKTS ETF   97717w315    72210  1184153 SH       SOLE                   529259        0   654894